BASIS OF CONSOLIDATION	12 Months Ended
Dec. 31, 2019
Basis Of Consolidation
BASIS OF CONSOLIDATION

The Annual Financial Statements comprise the financial statements of the Company and its wholly owned and partially owned subsidiaries as at December 31, 2019. Subsidiaries are consolidated from the date of acquisition, being the date on which the Company obtains control, and continue to be consolidated until the date when such control ceases. Effects of transactions between related companies are eliminated on consolidation. The financial statements of the subsidiaries are prepared for the same reporting period as the parent company. Accounting policies of the subsidiaries have been changed where necessary to ensure consistency with the policies adopted by the Company.

The Company’s significant subsidiaries at December 31, 2019 are presented in the following table:

Subsidiary	Location	Ownership interest	Operations and Projects Owned

Nevada Vanadium LLC	USA	100%	Gibellini project
VC Exploration (US) Inc,	USA	100%	Gibellini project
Apogee Minerals Bolivia S. A.	Bolivia	98%	Pulacayo project
ASC Holdings Limited	Bolivia	100%	Pulacayo project
Red Hill Mongolia LLC	Mongolia	100%	Ulaan Ovoo mine
Chandgana Coal LLC	Mongolia	100%	Chandgana project